Accounts Payable - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Financing Arrangements [Member]
Accounts Payable [Line Items]
Amount reclassified from accounts payable	₱ 1,155	₱ 4,999
Trade Financing Arrangements [Member] | Parent [Member]
Accounts Payable [Line Items]
Trade receivables	400	1,799
Trade Financing Arrangements [Member] | Smart [Member]
Accounts Payable [Line Items]
Trade receivables	₱ 1,155	₱ 3,200
Top of range [member]
Accounts Payable [Line Items]
Accounts payable settlement period	180 days